GUIDESTONE FUNDS
Supplement dated June 17, 2011
to
Prospectus dated April 30, 2011
     This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I. CHANGES TO DATE TARGET FUNDS
     The following language is added to the last sentence of the sixth bullet point under the heading “Principal Investment Strategies” for each of the Date Target Funds with individual references found on pages 5, 9, 13, 17 and 21:
•	On a temporary basis and until further notice, the target allocation for the Money Market Fund may increase up to 20%.
II. CHANGES TO ASSET ALLOCATION FUNDS
     The following language is added to the last sentence of the third bullet point under the heading “Principal Investment Strategies” for each of the Asset Allocation Funds with individual references found on pages 25, 28, 31, 34, 37, 40, 43 and 46:
•	On a temporary basis and until further notice, the target allocation for the Money Market Fund may increase up to 15%.
III. CHANGES TO REAL ESTATE SECURITIES FUND
     Under the heading “Fees and Expenses” on page 69, the Annual Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GS4 Class, GuideStone Funds Real Estate Securities Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.71%
Other expenses		0.40%
Total annual operating expenses		1.11%
Fee waiver & expense reimbursement	[1]	none
Net annual operating expenses	[2]	1.11%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.29% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees and a decrease in management fees for the GS4 Class.

Under the heading “Fees and Expenses” on page 69, the Expense Example table is deleted in its entirety and replaced with the following:
Expense Example (USD $)	GS4 Class, GuideStone Funds Real Estate Securities Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Central Index Key	dei_EntityCentralIndexKey	0001131013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 17, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Supplement [Text Block]	gsf1131013_SupplementTextBlock
GUIDESTONE FUNDS
Supplement dated June 17, 2011
to
Prospectus dated April 30, 2011
     This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I. CHANGES TO DATE TARGET FUNDS
     The following language is added to the last sentence of the sixth bullet point under the heading “Principal Investment Strategies” for each of the Date Target Funds with individual references found on pages 5, 9, 13, 17 and 21:
•	On a temporary basis and until further notice, the target allocation for the Money Market Fund may increase up to 20%.
II. CHANGES TO ASSET ALLOCATION FUNDS
     The following language is added to the last sentence of the third bullet point under the heading “Principal Investment Strategies” for each of the Asset Allocation Funds with individual references found on pages 25, 28, 31, 34, 37, 40, 43 and 46:
•	On a temporary basis and until further notice, the target allocation for the Money Market Fund may increase up to 15%.
III. CHANGES TO REAL ESTATE SECURITIES FUND
     Under the heading “Fees and Expenses” on page 69, the Annual Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees and a decrease in management fees for the GS4 Class.
Expense Example	rr_ExpenseExampleAbstract
Supplement Expense Example Narrative [Text Block]	gsf1131013_SupplementExpenseExampleNarrativeTextBlock	Under the heading “Fees and Expenses” on page 69, the Expense Example table is deleted in its entirety and replaced with the following:
GS4 Class, GuideStone Funds Real Estate Securities Fund
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	GS4 Class
Management fee	rr_ManagementFeesOverAssets	0.71%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net annual operating expenses	rr_NetExpensesOverAssets	1.11%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	GS4 Class
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.29% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees and a decrease in management fees for the GS4 Class.